Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock Tables
Activity under stock option plan

Activity under the SOP is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price (U.S. $)	Weighted Average Life
Balance, December 31, 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011 and 2012	-	-	-

Activity in warrants

Activity under the SOP is summarized as follows:

		Weighted
	Warrants Outstanding	Average Exercise Price		Weighted Average Life
Balance, December 31, 2010 and 2011	1,613,162	$	US 0.25	0.07
Issued during the year	1,537,060		$0.10/$0.15	1.00/2.00
Exercised during the year	-		-	-
Expired during the year	(1,613,162)	$	US 0.25	-
Balance, December 31, 2012	1,537,060		$0.10/0.15	0.28/1.28